Commitments and Contingencies (Detail)	Dec. 31, 2018 USD ($)
Southwest Gas Corporation
Loss Contingencies [Line Items]
Self-insured retention amount associated with general liability claims	$ 1,000,000
Additional self-insured retention amount of general liability	4,000,000
Centuri
Loss Contingencies [Line Items]
Self-insured retention amount associated with general liability claims	$ 300,000